Income Taxes (Details) - Schedule of income (loss) before income tax, domestic and foreign - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of income (loss) before income tax, domestic and foreign [Abstract]
U.S.	$ 23,403	$ (16,667)
Foreign
Income (loss) before provision for income taxes	$ 23,403	$ (16,667)